UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, DC 20549

			Form 13F

		Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number: ________
   This Amendment (check only one):[ ] is a restatement
					     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Everett Harris & Co.
888 West Sixth Street, 10th Floor
Los Angeles, CA 90017

Form 13F File Number: 28-5364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Margaret Murphy
Vice President
213-625-2677

Signature, Place and Date of Signing:
Margaret Murphy, Los Angeles, CA, November 4th, 1999

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT

[   ] 13F NOTICE

[   ] 13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total:134

Form 13F Information Table Value Total:1,500,533,000


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20th Century Industries Cal    COM              901272203      266    13738 SH       SOLE                                      13738
AMBAC INC.                     COM              023139108     4088    86300 SH       SOLE                                      86300
AT&T                           COM              001957109      785    18053 SH       SOLE                                      18053
Abbott Laboratories            COM              002824100    20949   571000 SH       SOLE                                     571000
Albertsons, Inc.               COM              013104104     8157   206187 SH       SOLE                                     206187
America Online                 COM              02364J104    11769   113095 SH       SOLE                                     113095
American Home Products Corp.   COM              026609107     1139    27455 SH       SOLE                                      27455
American International Group   COM              026874107     3357    38609 SH       SOLE                                      38609
Amgen Inc.                     COM              031162100    30716   376878 SH       SOLE                                     376878
Anderson Tully                 COM              034159103     2172        7 SH       SOLE                                          7
Anheuser Busch Cos. Inc.       COM              035229103     8770   125171 SH       SOLE                                     125171
Arthur J Gallagher & Co.       COM              363576109      572    10733 SH       SOLE                                      10733
Aurora Flight Sciences (from G COM              AuroraCs7      419   104660 SH       SOLE                                     104660
Automatic Data Processing Inc. COM              053015103    40756   913296 SH       SOLE                                     913296
BJ Wholesale Club              COM              05548j106     7295   246767 SH       SOLE                                     246767
Bank One                       COM              06423a103     2102    60375 SH       SOLE                                      60375
BankAmerica Corp. (New)        COM              060505104     1209    21715 SH       SOLE                                      21715
Baxter International Inc.      COM              071813109     4446    73800 SH       SOLE                                      73800
Becton Dickinson & Co          COM              075887109    27820   991345 SH       SOLE                                     991345
Berkshire Hathaway  Class A    COM              084670108   157740     2868 SH       SOLE                                       2868
Berkshire Hathaway  Class B    COM              084670207      987      532 SH       SOLE                                        532
BestFoods Inc.                 COM              08658u101     2128    43830 SH       SOLE                                      43830
Biogen, Inc.                   COM              090597105      630     8000 SH       SOLE                                       8000
Bristol Myers Squibb Co.       COM              110122108    20043   296930 SH       SOLE                                     296930
CMG Information Services       COM              125750109     7146    69720 SH       SOLE                                      69720
Care-Mail, Inc.                COM              care-mail      450   450000 SH       SOLE                                     450000
Cedar Fair Dep. Unt. LP        COM              150185106      273    13167 SH       SOLE                                      13167
Cheese Cake Factory, Inc.      COM              CAKECHESE      264     9500 SH       SOLE                                       9500
Chevron Corp.                  COM              166751107     2382    26842 SH       SOLE                                      26842
Cisco Systems Inc.             COM              17275R102    43877   639949 SH       SOLE                                     639949
CitiGroup Inc.                 COM              172967101      576    13080 SH       SOLE                                      13080
Coca Cola Company              COM              191216100    15293   316950 SH       SOLE                                     316950
Costco Companies Inc.          COM              22160k105    15464   214775 SH       SOLE                                     214775
Cox Communications Inc.        COM              224044107      454    10875 SH       SOLE                                      10875
Crowley Maritime Corp.         COM              228090106     3290     2350 SH       SOLE                                       2350
Dayton Hudson Corp.            COM              239753106    14025   233500 SH       SOLE                                     233500
Deltagen                       COM              DeltaGen9     5750  5750000 SH       SOLE                                    5750000
Disney Walt                    COM              254687106    44528  1712626 SH       SOLE                                    1712626
EMC Corp. Mass.                COM              268648102     7862   110150 SH       SOLE                                     110150
EOG Resources                  COM              26875p101     2150   101178 SH       SOLE                                     101178
Ecolab, Inc.                   COM              278865100     2261    66264 SH       SOLE                                      66264
Eli Lilly & Co                 COM              532457108      212     3300 SH       SOLE                                       3300
Emerson Electric Company       COM              291011104     1959    30996 SH       SOLE                                      30996
Enron Corp                     COM              293561106    33805   823246 SH       SOLE                                     823246
Exxon Corp.                    COM              302290101     4490    59080 SH       SOLE                                      59080
Farmer Bros. Co.               COM              307675108    11413    68753 SH       SOLE                                      68753
Farmers & Merchants Bank of Lo COM              308243104     5726     2045 SH       SOLE                                       2045
Federal Home Loan Mtg. Vtg.    COM              313400301      439     8445 SH       SOLE                                       8445
First National Bank of Anchora COM              322387101     7404     7252 SH       SOLE                                       7252
Fisher Cos                     COM              337756209    21251   357152 SH       SOLE                                     357152
Fran's Healthy Helpings        COM              Frans          792   792000 SH       SOLE                                     792000
Franklin Resources             COM              354613101     3084   100900 SH       SOLE                                     100900
GTE Corp.                      COM              362320103      485     6312 SH       SOLE                                       6312
Gannett Company, Inc.          COM              364730101    15610   225620 SH       SOLE                                     225620
Gazoontite                     COM              gazoontit     1635  1635290 SH       SOLE                                    1635290
General Electric Co.           COM              369604103     3249    27400 SH       SOLE                                      27400
Genesis Health Ventures        COM              371912106      102    43000 SH       SOLE                                      43000
Gillette Co.                   COM              375766102     7137   210300 SH       SOLE                                     210300
Grey Advertising Inc.          COM              397838103     1973     5362 SH       SOLE                                       5362
Guidant                        COM              401698105     7106   132504 SH       SOLE                                     132504
Healthshop.com                 COM              healthsho     5072  5072000 SH       SOLE                                    5072000
Heinz H.J. Co.                 COM              423074103     2709    63000 SH       SOLE                                      63000
Hershey Foods                  COM              427866108     2726    56000 SH       SOLE                                      56000
Hewlett-Packard Company        COM              428236103      675     7441 SH       SOLE                                       7441
Home Depot                     COM              437076102    69008  1005582 SH       SOLE                                    1005582
Ingles Markets Class A         COM              457030104      276    20953 SH       SOLE                                      20953
Intel Corp.                    COM              458140100    92346  1242670 SH       SOLE                                    1242670
J. Arthur Gallagher & Co.      COM              363576109      455     8550 SH       SOLE                                       8550
Johnson & Johnson              COM              478160104    43453   472959 SH       SOLE                                     472959
K.C.S. Energy, Inc.            COM              482434206       25    25000 SH       SOLE                                      25000
Keweenaw Land Assoc.           COM              493026108     1422    31595 SH       SOLE                                      31595
Kohler Co.                     COM              500236203      600       12 SH       SOLE                                         12
Lee Enterprises Inc.           COM              523768109    13495   492950 SH       SOLE                                     492950
Lucent Technologies, Inc.      COM              549463107      208     3200 SH       SOLE                                       3200
Mariner Post-acute Network, In COM              568459101      302   805000 SH       SOLE                                     805000
McClatchy Company Cl. A        COM              579489105      786    22000 SH       SOLE                                      22000
McDonalds Corp.                COM              580135101    27424   634076 SH       SOLE                                     634076
Media General Inc. Cl. A       COM              584404107      361     7048 SH       SOLE                                       7048
Media One Group Inc.           COM              58440j104      827    12100 SH       SOLE                                      12100
Medtronic Inc.                 COM              585055106    75711  2128956 SH       SOLE                                    2128956
Merck & Company Inc.           COM              589331107    57663   889690 SH       SOLE                                     889690
Microsoft Corp.                COM              594918104    83294   919736 SH       SOLE                                     919736
Minnesota Mining & Mfg. Co.    COM              604059105      209     2175 SH       SOLE                                       2175
Mobil Corp.                    COM              607059102      742     7360 SH       SOLE                                       7360
Morgan Stanley S&P 500 PEEQS-M COM              617446bg3      475     3695 SH       SOLE                                       3695
Mycotech (From GEF)            COM              Mycotech6      583   233365 SH       SOLE                                     233365
Orion Capital Corp.            COM              686268103      237     5000 SH       SOLE                                       5000
Pepsico Incorporated           COM              713448108     1931    63312 SH       SOLE                                      63312
Pfizer Inc.                    COM              717081103    61472  1713500 SH       SOLE                                    1713500
Pitney Bowes, Inc.             COM              724479100     6837   112199 SH       SOLE                                     112199
Plum Creek                     COM              729251108    30904   985000 SH       SOLE                                     985000
Procter & Gamble Co.           COM              742718109      450     4800 SH       SOLE                                       4800
Pulitzer Publishing Inc.       COM              745769109     2711    59666 SH       SOLE                                      59666
Regional Cablesystems Inc.     COM              758931208      584    62265 SH       SOLE                                      62265
Rosenwald Partners             COM              rosenwald       40    40000 SH       SOLE                                      40000
Schering Plough Corp.          COM              806605101     1819    41700 SH       SOLE                                      41700
Scripps Howard Inc. Class A    COM              811054204     1228    25000 SH       SOLE                                      25000
Smucker (J.M.) Class B         COM              832696207      372    20267 SH       SOLE                                      20267
Student Advantage              COM              stad          6368   553721 SH       SOLE                                     553721
Sun Healthcare Group           COM              866933104       41   170000 SH       SOLE                                     170000
Time Warner Inc.               COM              887315109     3558    58574 SH       SOLE                                      58574
Tootsie Roll Industries Inc.   COM              890516107      222     6751 SH       SOLE                                       6751
Universal Knowledge            COM              universal      500   250000 SH       SOLE                                     250000
Vista Enviromental Information COM              VistaEnv0       75    18751 SH       SOLE                                      18751
Visx Inc.                      COM              92844s105      791    10000 SH       SOLE                                      10000
Wal Mart Stores, Inc.          COM              931142103      837    17600 SH       SOLE                                      17600
Warner Lambert Co.             COM              934488107     2423    36500 SH       SOLE                                      36500
Washington Post Co., Class B   COM              939640108    16149    31665 SH       SOLE                                      31665
Wesco Financial Corp.          COM              950817106     6803    25105 SH       SOLE                                      25105
Whole Foods Market             COM              966837106    21599   660150 SH       SOLE                                     660150
Wild Planet                    COM              WlidPlan8      600   400000 SH       SOLE                                     400000
Wild Planet (From Nico)        COM              WildPlane      450   300000 SH       SOLE                                     300000
Wm. Wrigley, Jr. Co.           COM              982526105    16148   234673 SH       SOLE                                     234673
B.P. Amoco                     FS               055622104     4538    40950 SH       SOLE                                      40950
Cadbury Schwepps PLC ADR       FS               127209302     9950   359380 SH       SOLE                                     359380
Concordia Paper Holdings Spons FS               206575102        5    20000 SH       SOLE                                      20000
Dorling Kindersley             FS               Dorling        576   100000 SH       SOLE                                     100000
Elsevier NV ADR                FS               290259100     1774    86000 SH       SOLE                                      86000
Glaxo Wellcome Plc ADR         FS               37733W105     1624    31240 SH       SOLE                                      31240
Globo Cabo SA ADR Rep Pfd      FS               37957x102      238    44300 SH       SOLE                                      44300
Loreal Co. ADR                 FS               502117203     8825    69110 SH       SOLE                                      69110
NV Verenigd Bezit VNU ADR      FS               62945K202     5712   170000 SH       SOLE                                     170000
Nestle Spon ADR Rep            FS               641069406    56037   596370 SH       SOLE                                     596370
Nokia Corp. Cl. A  ADR         FS               654902204    11834   131670 SH       SOLE                                     131670
Novartis A.G. ADR              FS               66987V109      241     3250 SH       SOLE                                       3250
Novo Nordisk ADR               FS               670100205    17340   290217 SH       SOLE                                     290217
PT Squibb Indonesia-FGN        FS               99y042767       33    83500 SH       SOLE                                      83500
Pearson PLC ADR                FS               705015105     1715    79850 SH       SOLE                                      79850
Royal Dutch Pete. SH PAR GLD   FS               780257804      772    13065 SH       SOLE                                      13065
Telecomunicacoes Brasileiras A FS               879287308      775    10437 SH       SOLE                                      10437
Tomra Systems ADR              FS               889905204     1921    51000 SH       SOLE                                      51000
Unilever N.V. 4 Gldrs. NY Shar FS               904784709    46337   680178 SH       SOLE                                     680178
Unilever Plc ADR (New)         FS               904767704     1990    51784 SH       SOLE                                      51784
Weetabix                       FS               WEETABIXC    10067   162926 SH       SOLE                                     162926